Finance receivables (Impaired Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 88,877	¥ 99,338
Unpaid principal balance	88,172	98,565
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	30,753	29,537
Unpaid principal balance	30,109	28,788
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	103	99
Unpaid principal balance	42	75
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	21,808	32,616
Unpaid principal balance	21,808	32,616
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	24,105	27,415
Unpaid principal balance	24,105	27,415
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	12,108	9,671
Unpaid principal balance	12,108	9,671
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	29,675	36,183
Unpaid principal balance	29,675	36,183
Individually evaluated allowance	7,171	11,091
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	11,687	18,187
Unpaid principal balance	11,687	18,187
Individually evaluated allowance	2,005	3,141
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	7,948	10,545
Unpaid principal balance	7,948	10,545
Individually evaluated allowance	1,003	1,280
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,040	7,451
Unpaid principal balance	10,040	7,451
Individually evaluated allowance	4,163	6,670
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	28,346	33,519
Unpaid principal balance	28,346	33,519
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,121	14,429
Unpaid principal balance	10,121	14,429
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	16,157	16,870
Unpaid principal balance	16,157	16,870
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	2,068	2,220
Unpaid principal balance	2,068	2,220
Impaired Account Balances Aggregated and Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	30,856	29,636
Unpaid principal balance	30,151	28,863
Impaired Account Balances Aggregated and Evaluated for Impairment | Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	30,753	29,537
Unpaid principal balance	30,109	28,788
Impaired Account Balances Aggregated and Evaluated for Impairment | Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	103	99
Unpaid principal balance	¥ 42	¥ 75